united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-03287

New Alternatives Fund
(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2. Melville, New York	11747
(Address of principal executive offices)	(Zip code)

Murray D. Rosenblith, President
New Alternatives Fund
150 Broadhollow Road, Suite PH2, Melville, NY 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 423-7373

Date of fiscal year end:	12/31

Date of reporting period:	December 31, 2025

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

New Alternatives Fund - Class A (NALFX)

Class A (NALFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.10%

How did the Fund perform during the reporting period?

• For the year January 1 to December 31, 2025, the Fund’s Class A Shares returned 28.14 percent with no load and 23.66 percent with the load.

• For the six-month period from July 1 to December 31, 2025, the Fund’s Class A Shares gained 7.35 percent with no load and 3.59 percent with the load.

• For the year January 1 to December 31, 2025, the Fund’s Class A Shares paid an ordinary dividend of $0.90. There were no capital gains paid.

• During the six-month period from July 1 to December 31, 2025, the Fund added positions in 2 new companies: Corning, Inc., a manufacturer of industrial glass and related materials including solar photovoltaic cells and semi-conductors, and Zurn Elkay Water Solutions Corp., a manufacturer of water management and conservation systems. The Fund’s holding Manawa Energy Ltd., a New Zealand renewable energy utility, was acquired by Contact Energy Ltd., a similar company, and the Fund received shares of Contact Energy, which we have continued to hold in the Fund portfolio.

• What contributed to performance:

The strongest sectors of the Fund’s portfolio were: Solar Photovoltaic, Wind Turbines, Energy Management, Energy Storage, and Recycling & Waste Management, which comprise a total of 23.1 percent of our holdings. The Utilities, Energy Conservation, Sustainable Energy Financial Services, Water Systems, and Transportation sectors, which comprise approximately 44.5 percent of holdings, also contributed more modest gains to the portfolio. A strong Euro value against the U.S. Dollar also added to the Fund’s overall performance. Approximately 43.5 percent of the companies we hold are Euro denominated, including 6 of our top 10 positions.

• What detracted from performance:

The largest sector in the Fund’s holdings, Renewable Energy Power Producers and Developers, which comprise just over 27 percent of our stocks, continued to underperform in general. We have been trimming a number of our holdings here to create a better balance in the total portfolio. This sector ended the year down just under 9.5 percent. Our single stock in Natural and Organic Food, Sprouts Farmers Market, was also down significantly, 46.5 percent, over the course of the year, although it only constitutes 0.4 percent of holdings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	New Alternatives Fund	New Alternatives Fund - with load	S&P 500® Index
12/31/15	$10,000	$9,524	$10,000
12/31/16	$10,657	$10,150	$11,196
12/31/17	$12,919	$12,304	$13,640
12/31/18	$12,019	$11,447	$13,042
12/31/19	$16,464	$15,681	$17,149
12/31/20	$26,632	$25,365	$20,304
12/31/21	$25,357	$24,151	$26,132
12/31/22	$21,317	$20,303	$21,399
12/31/23	$20,786	$19,797	$27,025
12/31/24	$19,535	$18,606	$33,786
12/31/25	$25,032	$23,842	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Alternatives Fund
Without Load	28.14%	-1.23%	9.61%
With Load	23.66%	-1.93%	9.08%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$271,772,694
Number of Portfolio Holdings	47
Advisory Fee	$1,426,773
Portfolio Turnover	4%

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.4%
Recycling & Waste Management	0.6%
Energy Storage	1.1%
Transportation	2.9%
Wind Turbines	3.9%
Solar Photovoltaic	4.2%
Sustainable Energy Financial Services	5.8%
Water Systems	7.0%
Energy Conservation	9.6%
Energy Management	13.3%
Utilities	20.3%
Renewable Energy Power Producers & Developers	27.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Portugal	1.3%
Switzerland	1.4%
Other	1.8%
Denmark	2.2%
China	2.7%
Netherlands	2.9%
Ireland	4.7%
New Zealand	5.0%
Germany	5.2%
France	6.7%
Italy	10.4%
Canada	10.8%
Spain	16.4%
United States	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Iberdrola S.A.	6.4%
HA Sustainable Infrastructure Capital, Inc.	5.8%
Clearway Energy, Inc. - Class A	5.8%
Brookfield Renewable Corporation	5.6%
Acciona S.A.	5.6%
Veolia Environnement S.A.	5.5%
Enel SpA	5.4%
Siemens A.G.	5.2%
Terna - Rete Elettrica Nazionale	5.0%
EDP Renovaveis S.A.	4.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

New Alternatives Fund - Class A (NALFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.newalternativesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-NALFX

New Alternatives Fund - Investor (NAEFX)

Investor Class (NAEFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about New Alternatives Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.newalternativesfund.com/. You can also request this information by contacting us at 800-423-8383.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$154	1.35%

How did the Fund perform during the reporting period?

• For the year January 1 to December 31, 2025, the Fund’s no load Investor Class Shares gained 27.82 percent.

• For the six-month period from July 1 to December 31, 2025, the Fund’s no load Investor Class Shares gained 7.22 percent.

• For the year January 1 to December 31, 2025, the Fund’s no load Investor Class Shares paid an ordinary dividend of $0.71. There were no capital gains paid.

• During the six-month period from July 1 to December 31, 2025, the Fund added positions in 2 new companies: Corning, Inc., a manufacturer of industrial glass and related materials including solar photovoltaic cells and semi-conductors, and Zurn Elkay Water Solutions Corp., a manufacturer of water management and conservation systems. The Fund’s holding Manawa Energy Ltd., a New Zealand renewable energy utility, was acquired by Contact Energy Ltd., a similar company, and the Fund received shares of Contact Energy, which we have continued to hold in the Fund portfolio.

• What contributed to performance:

The strongest sectors of the Fund’s portfolio were: Solar Photovoltaic, Wind Turbines, Energy Management, Energy Storage, and Recycling & Waste Management, which comprise a total of 23.1 percent of our holdings. The Utilities, Energy Conservation, Sustainable Energy Financial Services, Water Systems, and Transportation sectors, which comprise approximately 44.5 percent of holdings, also contributed more modest gains to the portfolio. A strong Euro value against the U.S. Dollar also added to the Fund’s overall performance. Approximately 43.5 percent of the companies we hold are Euro denominated, including 6 of our top 10 positions.

• What detracted from performance:

The largest sector in the Fund’s holdings, Renewable Energy Power Producers and Developers, which comprise just over 27 percent of our stocks, continued to underperform in general. We have been trimming a number of our holdings here to create a better balance in the total portfolio. This sector ended the year down just under 9.5 percent. Our single stock in Natural and Organic Food, Sprouts Farmers Market, was also down significantly, 46.5 percent, over the course of the year, although it only constitutes 0.4 percent of holdings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	New Alternatives Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,634	$11,196
Dec-2017	$12,856	$13,640
Dec-2018	$11,933	$13,042
Dec-2019	$16,310	$17,149
Dec-2020	$26,318	$20,304
Dec-2021	$24,996	$26,132
Dec-2022	$20,962	$21,399
Dec-2023	$20,388	$27,025
Dec-2024	$19,113	$33,786
Dec-2025	$24,430	$39,827

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Alternatives Fund	27.82%	-1.48%	9.34%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$271,772,694
Number of Portfolio Holdings	47
Advisory Fee	$1,426,773
Portfolio Turnover	4%

Sector Weighting (% of net assets)

Value	Value
Certificate of Deposit	0.1%
Natural & Organic Foods	0.4%
Recycling & Waste Management	0.6%
Energy Storage	1.1%
Transportation	2.9%
Wind Turbines	3.9%
Solar Photovoltaic	4.2%
Sustainable Energy Financial Services	5.8%
Water Systems	7.0%
Energy Conservation	9.6%
Energy Management	13.3%
Utilities	20.3%
Renewable Energy Power Producers & Developers	27.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Portugal	1.3%
Switzerland	1.4%
Other	1.8%
Denmark	2.2%
China	2.7%
Netherlands	2.9%
Ireland	4.7%
New Zealand	5.0%
Germany	5.2%
France	6.7%
Italy	10.4%
Canada	10.8%
Spain	16.4%
United States	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Iberdrola S.A.	6.4%
HA Sustainable Infrastructure Capital, Inc.	5.8%
Clearway Energy, Inc. - Class A	5.8%
Brookfield Renewable Corporation	5.6%
Acciona S.A.	5.6%
Veolia Environnement S.A.	5.5%
Enel SpA	5.4%
Siemens A.G.	5.2%
Terna - Rete Elettrica Nazionale	5.0%
EDP Renovaveis S.A.	4.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

New Alternatives Fund - Investor (NAEFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.newalternativesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-NAEFX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Susan Hickey is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Hickey is independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $23,100
2024 $22,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $4,200
2024 $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2025, and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2025, and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee member is Susan Hickey.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)         Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

New Alternatives Fund A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING ALTERNATIVE ENERGY AND THE ENVIRONMENT

ANNUAL
FINANCIALS AND OTHER INFORMATION

INVESTOR SHARES: NAEFX
CLASS A SHARES: NALFX

December 31, 2025

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

THE FUND 150 Broadhollow Road	Melville, New York 11747	(800) 423-8383 (631) 423-7373
Ultimus Fund Solutions, LLC	225 Pictoria Dr., Suite 450	Cincinnati, OH 45246
Foreside Funds Distributors LLC	3 Canal Plaza, Suite 100	Portland, ME 04101

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 96.2%
Alternate Energy- 35.2%(a)
Renewable Energy Power Producers & Developers – 27.1%
Acciona S.A. (Spain)	70,000	$15,287,829
Boralex, Inc. (Canada)	125,000	2,306,804
Brookfield Renewable Corporation (Canada)	400,000	15,336,000
Clearway Energy, Inc., Class A	500,000	15,710,000
Contact Energy Ltd. (New Zealand)	378,950	2,017,083
EDP Renovaveis S.A. (Spain/Portugal)	836,000	11,825,000
Northland Power, Inc. (Canada)	325,000	4,226,560
Orsted A/S (Denmark)(b),(c)	100,000	1,925,153
XPLR Infrastructure, L.P.(b)	500,000	5,000,000
		73,634,429
Solar Photovoltaic– 4.2%
Array Technologies, Inc.(b)	50,000	461,000
Canadian Solar, Inc. (Canada)(b)	100,000	2,377,000
Corning, Inc.	5,000	437,800
Enphase Energy, Inc.(b)	25,000	801,250
First Solar, Inc.(b)	20,000	5,224,600
Nextpower, Inc., Class A(b)	25,000	2,177,750
		11,479,400
Wind Turbines– 3.9%
GE Vernova, LLC	10,000	6,535,700
Vestas Wind Systems A/S (Denmark)	150,000	4,092,621
		10,628,321
Total Alternate Energy		95,742,150

Energy Conservation – 9.6%
Carrier Global Corp.	50,000	2,642,000
Johnson Controls International plc (Ireland)	50,000	5,987,500
Owens Corning, Inc.	25,000	2,797,750
Signify N.V. (Netherlands)(c)	325,000	8,002,819
Trane Technologies plc (Ireland)	17,500	6,811,000
		26,241,069
Energy Management– 13.3%
ABB Ltd. – ADR (Switzerland)	50,000	3,698,500
Ameresco, Inc., Class A(b)	30,000	878,700
Schneider Electric S.E. (France)	12,500	3,449,542
Siemens A.G. (Germany)	50,000	14,047,815
Terna - Rete Elettrica Nazionale (Italy)	1,280,000	13,615,038
WESCO International, Inc.	2,500	611,600
		36,301,195

See accompanying notes to financial statements.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 96.2% (Continued)
Energy Storage– 1.1%
Panasonic Holdings Corp. – ADR (Japan)	225,000	$2,911,500

Natural & Organic Foods– 0.4%
Sprouts Farmers Market, Inc.(b)	15,000	1,195,050

Recycling & Waste Management– 0.6%
Sims Ltd. (Australia)	125,000	1,500,467

Sustainable Energy Financial Services– 5.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	500,000	15,715,000

Transportation– 2.9%
BYD Company Ltd. – ADR (China)	600,000	7,266,000
Shimano, Inc. – ADR (Japan)	50,000	522,500
		7,788,500
Utilities – 20.3%
American Water Works Co., Inc.	25,000	3,262,500
EDP - Energias de Portugal S.A. (Portugal)	750,000	3,449,542
Enel SpA (Italy)	1,400,000	14,600,329
Hydro One Ltd. (Canada)	125,000	4,976,067
Iberdrola S.A. (Spain)	800,000	17,354,323
Infratil Ltd. (New Zealand)	1,800,000	11,476,580
		55,119,341
Water Systems– 7.0%
Mueller Water Products, Inc. - Series A	10,000	238,200
Veolia Environnement S.A. (France)	425,000	14,839,051
Xylem, Inc.	25,000	3,404,500
Zurn Elkay Water Solutions	10,000	464,900
		18,946,651
Total Common Stock (Cost $195,901,609)		261,460,923

See accompanying notes to financial statements.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025

	Par	Fair Value
CERTIFICATE OF DEPOSIT — 0.1%
Socially Concerned Banks - 0.1%
Alternatives Federal Credit Union 4.07% due 03/13/26	$213,002	$213,002
Self Help Credit Union 3.75% due 12/30/26	100,000	100,000
Total Certificate of Deposit (Cost $313,002)		313,002

TOTAL INVESTMENTS - 96.3% (Cost $196,214,611)		$261,773,925
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%		9,998,769
NET ASSETS - 100.0%		$271,772,694

(a)	See note 9.

(b)	Non-income producing securities.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is $9,927,972 or 3.7% of net assets.

ADR	-American Depositary Receipts

A.G.	- Aktiengesellschaft

A/S	- Aktieselskab

LLC	-Limited Liability Company

LP	-Limited Partnership

N.V.	-Naamloze Vennootschap

REIT	-Real Estate Investment Trust

PLC	-Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Européene

See accompanying notes to financial statements.

New Alternatives Fund
Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in securities, at cost	$196,214,611
Investments in securities, at fair value	$261,773,925
Cash	7,114,342
Foreign currency, at fair value (Cost $1,598,289)	1,592,112
Receivable for securities sold	1,067,756
Receivable for Portfolio shares sold	2,648
Interest and dividends receivable	287,889
Tax Reclaims (Note 2D)	435,596
Prepaid expenses and other assets	35,493
Total Assets	272,309,761

Liabilities:
Payable for Portfolio shares redeemed	80,753
Accrued investment advisory fees	126,087
Accrued distribution (12b-1) fees	3,242
Administration and accounting fees	103,179
Custodian fees	50,000
Transfer agent fees	34,117
Professional fees	9,500
Accrued expenses and other liabilities	130,189
Total Liabilities	537,067
Net Assets	$271,772,694

Components of Net Assets:
Paid-in capital	$214,914,347
Accumulated earnings	56,858,347
Net Assets	$271,772,694

Net Asset Value Per Share
Class A Shares:
Net assets	$256,454,257
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,337,008

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$76.85
Maximum offering price per share (100/96.50 of $76.85)	$79.64

Investor Shares:
Net assets	$15,318,437
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	200,216

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$76.51

See accompanying notes to financial statements.

New Alternatives Fund
Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Dividend income ( net of $1,311,369 foreign taxes witheld)	$4,893,893
Reclaim income	492,575
Interest income	253,187
Other income	760,231
Total Investment Income	6,399,886

Expenses:
Investment advisory fees (Note 4)	1,426,773
Distribution fees (12b-1)
Investor Class (Note 4)	37,024
Transfer agent fees	398,374
Legal fees	229,088
Custody Fee	218,363
Administrative and accounting service fees	254,248
Professional fees	95,900
Registration & filing fees	73,926
Printing and postage expense	49,704
Trustees’ fees (Note 5)	41,664
Audit fees	26,000
Insurance expense	16,954
Miscellaneous fees and expenses	30,428
Total Expenses	2,898,446
Net Investment Income	3,501,440

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions (Notes 2B & 6)
Investments	(1,742,036)
Foreign currency transactions	(10,568)
(1,752,604)
Net change in unrealized Appreciation/(Depreciation) from:
Investments	61,882,556
Foreign currency translations	46,031
61,928,587
Net Realized and Unrealized Gain on Investments and Foreign Currency Related Translations	60,175,983

Net Increase in Net Assets Resulting from Operations	$63,677,423

See accompanying notes to financial statements.

New Alternatives Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Investment Activities:

Net investment income	$3,501,440	$3,376,087
Net realized loss on investments and foreign currency related transactions	(1,752,604)	(778,275)
Net change in unrealized appreciation (depreciation) on investments and foreign currency related translations	61,928,587	(20,231,484)
Net increase (decrease) in net assets resulting from operations	63,677,423	(17,633,672)

Distributions to Shareholders From:
Total Distributions Paid
Class A	(2,969,128)	(4,628,281)
Investor Shares	(141,448)	(253,276)
Total distributions to shareholders	(3,110,576)	(4,881,557)

Capital Share Transactions:
Net decrease in net assets from capital share transactions (Note 3)	(32,761,640)	(59,521,131)
Total Increase (Decrease) In Net Assets	27,805,207	(82,036,360)

Net Assets:
Beginning of year	243,967,487	326,003,847
End of year	$271,772,694	$243,967,487

See accompanying notes to financial statements.

New Alternatives Fund
Financial Highlights

Selected data based on a share outstanding throughout each year indicated.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$60.68	$65.88	$70.57	$87.80	$97.00
Losses from investment operations:
Net investment income (loss)(a)	0.95	0.77	1.60	0.75	0.34
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	16.12	(4.73)	(3.35)	(14.71)	(5.03)
Total gain (loss) from investment operations	17.07	(3.96)	(1.75)	(13.96)	(4.69)
Less distributions from:
Net investment income	(0.90)	(1.24)	(2.05)	(0.80)	(0.48)
Net realized gain	—	—	(0.89)	(2.46)	(3.90)
Return of Capital	—	—	—	(0.01)	(0.13)
Total distributions	(0.90)	(1.24)	(2.94)	(3.27)	(4.51)
Net asset value, end of year	$76.85	$60.68	$65.88	$70.57	$87.80
Total return(b)	28.14%	(6.02)%	(2.50)%	(15.93)%	(4.79)%
Ratios and Supplemental Data:
Net assets, end of year (in 000s)	$256,454	$229,351	$307,712	$355,564	$428,017
Ratio of total expenses to average net assets(c)	1.10%	1.03%	0.96%	0.89%	0.85%
Ratio of net investment income to average net assets(c)(d)	1.36%	1.20%	2.33%	0.96%	0.36%
Portfolio turnover rate	4.09%	5.94%	7.97%	9.21%	8.75%

(a)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions at net asset value and doesn’t reflect the impact of sales charge.

(c)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

New Alternatives Fund
Financial Highlights

Selected data based on a share outstanding throughout the each indicated.

	Investor Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$60.42	$65.58	$70.21	$87.35	$96.52
Losses from investment operations:
Net investment income (loss)(a)	0.73	0.61	1.42	0.55	0.11
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	16.07	(4.71)	(3.34)	(14.62)	(5.00)
Total gain (loss) from investment operations	16.80	(4.10)	(1.92)	(14.07)	(4.89)
Less distributions from:
Net investment income	(0.71)	(1.06)	(1.82)	(0.60)	(0.25)
Net realized gain	—	—	(0.89)	(2.46)	(3.90)
Return of Capital	—	—	—	(0.01)	(0.13)
Total distributions	(0.71)	(1.06)	(2.71)	(3.07)	(4.28)
Net asset value, end of year	$76.51	$60.42	$65.58	$70.21	$87.35
Total return(b)	27.82%	(6.25)%	(2.75)%	(16.14)%	(5.02)%
Ratios and Supplemental Data:
Net assets, end of year (in 000s)	$15,318	$14,616	$18,291	$23,067	$28,245
Ratio of total expenses to average net assets(c)	1.35%	1.28%	1.21%	1.14%	1.10%
Ratio of net investment income to average net assets(c)(d)	1.11%	0.95%	2.08%	0.71%	0.11%
Portfolio turnover rate	4.09%	5.94%	7.97%	9.21%	8.75%

(a)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions at net asset value and doesn’t reflect the impact of sales charge.

(c)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.	ORGANIZATION

New Alternatives Fund (the “Trust”) was organized as a Delaware statutory trust on June 12, 2014. The Trust currently offers one series of shares, also known as “New Alternatives Fund” (the “Fund”). The Fund is the successor to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized for the purpose of continuing the investment operations and performance history of the Predecessor Company and prior to the reorganization had no substantial assets or prior history of investment operations. The Fund currently offers two classes of shares: Class A Shares and Investor Shares. Class A Shares represent a continuance of the original class of shares offered by the Predecessor Company. Class A Shares are sold subject to a front-end sales charge. Investor Shares are also subject to 12b-1 fees. The investment objective of the Fund is long-term capital appreciation, with income as a secondary objective. The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include “Yieldco’s”, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” or “Renewable Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

2.	ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

A. PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities. Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over- the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost. Certificates of Deposit are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by the Fund’s investment advisor as “valuation designee” under methods established by and under the general supervision of the Trust’s Board of Trustees. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

independent buyer in the principal or most advantageous market of the investments. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. On a quarterly basis, the valuation designee’s fair value determinations will be reviewed by the Board of Trustees. The Fund does not invest in unlisted securities.

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025 in valuing the Fund’s assets carried at fair value:

New Alternatives Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$261,460,923	$—	$—	$261,460,923
Certificate of Deposits	—	313,002	—	313,002
Total	$261,460,923	$313,002	$—	$261,773,925

The Fund did not hold any Level 3 securities during the year ended December 31, 2025.

*	Refer to the Schedule of Investments for security classifications.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at December 31, 2025, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.

B. FOREIGN CURRENCY TRANSLATION – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Trust’s Board of Trustees.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such gains or losses are included in net realized gain or loss from currency transactions on the Statement of Operations.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of specific lots for both financial reporting and income tax purposes in determining realized gains and losses on investments.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable diligence. Interest income, including amortization/accretion of premium and discount, is accrued daily. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. The Fund applies for refunds where available. Expenses are accrued on a daily basis. Fund level expenses common to all classes are allocated to each class based upon relative daily net assets of each class. Non-cash dividends, if any, are recorded at the fair market value of the asset received.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

F. FEDERAL INCOME TAXES – The Fund has qualified and intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

I. ALLOCATION – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class- specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

J. CASH – Cash represents amounts held on deposit with the Fund’s custodian bank. Balances at times may exceed federally insured limits.

3)	SHARES OF BENEFICIAL INTEREST

There are unlimited, no par value shares of beneficial interest authorized. On December 31, 2025, the Fund’s total shares outstanding were 3,537,224. Aggregate paid-in capital including reinvestment of dividends was $214,914,347. Transactions in shares of beneficial interest were as follows:

	For the Year Ended		For the Year Ended
	December 31, 2025		December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares of beneficial interest sold	95,175	$6,658,364	197,962	$12,652,763
Reinvestment of distributions	34,904	2,655,822	68,668	4,166,108
Redemptions	(572,837)	(39,305,993)	(1,157,678)	(73,858,521)
Net Decrease	(442,758)	$(29,991,807)	(891,048)	$(57,039,650)

	For the Year Ended		For the Year Ended
	December 31, 2025		December 31, 2024
Investor Shares	Shares	Amount	Shares	Amount
Shares of beneficial interest sold	16,112	$1,109,494	30,012	$1,844,371
Reinvestment of distributions	1,646	124,699	3,700	223,532
Redemption fees	—	1,540	—	—
Redemptions	(59,465)	(4,005,566)	(70,708)	(4,549,384)
Net Decrease	(41,707)	(2,769,833)	(36,996)	$(2,481,481)
Total Net Decrease	$(484,465)	$(32,761,640)	(928,044)	$(59,521,131)

The Fund’s share price is based upon the daily net asset value of its shares. The Fund’s offering price for its Class A Shares is the net asset value per share plus a front-end sales charge. The front-end sales charge provides payment to brokers or the underwriter and/or sub-distributor of the Fund. The Class A Shares of the Fund do not have any distribution (i.e., Rule 12b-1) charges, service charges or redemption fees. The front-end sales charge you pay depends on the dollar amount invested, as shown in the table below. Front-end sales charges are not imposed upon reinvested dividends or distributions. Investor Shares are subject to 12b-1 fees, as discussed below in Note 4. Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty days of their purchase. For the year ended December 31, 2025, the redemption fees charged by the Funds are included in the capital share amount in the Statement of Changes in Net Assets and can also be found broken out above.

4)	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Accrued Equities, Inc. (“Accrued Equities” or the “Advisor”), an SEC registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement, and as an underwriter (but not a principal underwriter) of the Fund’s shares pursuant to a Sub-Distribution Agreement. For its investment advisory services, the Fund pays Accrued Equities an annual management fee of 1.00% of the first $25 million of average daily net assets; 0.50% of the next $475 million of average daily net assets; and 0.40% of average daily net assets more than $500 million. The fee is accrued daily and paid monthly, in arrears. The Fund incurred management fees of $1,426,773 for the year ended December 31, 2025.

The Fund pays no remuneration to two of its trustees, David J. Schoenwald and Murray D. Rosenblith, who are also officers and owners of Accrued Equities.

Foreside Funds Distributors LLC (the “Distributor”) serves as the principal underwriter of the Fund pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Distributor has entered into a Sub-Distribution Agreement with Accrued Equities. The Fund charges a maximum front-end sales charge of 3.50% on most new sales of the Fund’s Class A Shares. Of this amount, the Distributor and Accrued Equities receive the net underwriter commission and pay out the remaining sales commission to other brokers who actually sell new Class A Shares. Their share of the sales commission may vary. The aggregate underwriter commissions on all sales of Class A Shares of the Fund for the year ended December 31, 2025, was $8,100 and the amounts received by the Distributor and Accrued Equities were $7,014 and $1,086, respectively. The Distributor and Accrued

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Equities are also entitled to receive sales commissions for the sale of Class A Shares. For the year ended December 31, 2025, the Distributor and Accrued Equities received $20,379 and $3,885 in sales commissions, respectively, for the sale of Class A Shares of the Fund. Underwriter commissions and sales commissions received by the Distributor are set aside by the Distributor and used solely for distribution-related expenses.

Investor Shares of the Fund are not subject to a sales charge. The Fund has adopted a distribution plan (the “Rule 12b-1 Plan”) for its Investor Shares in accordance with the requirements of Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan provides that the Fund may pay a fee to Accrued Equities, the Distributor, or certain broker-dealers, investment advisers, banks or other financial institutions at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares to finance certain activities primarily intended to sell such Investor Shares. For the year ended December 31, 2025, 12b-1 Fees of $37,024 were accrued by the Investor Shares of the Fund.

The Board of Trustees has authorized the Class A Shares of the Fund to pay sub-transfer agent fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Class A Shares of the Fund, or to reimburse Accrued Equities for such expenses it reimbursed on behalf of the Class A Shares. The sub-transfer agent services provided must be necessary and may not duplicate services already provided by a Fund service provider. The sub-transfer agent services may not be for distribution-related services. The fees paid by the Class A Shares may not exceed the fees that would have been incurred by customers of the financial intermediaries if they maintained their customer account directly with the Fund.

5)	TRUSTEES’ FEES

For the year ended December 31, 2025, the Fund paid trustees’ fees of $41,664 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).

For the year ended December 31, 2025, each Independent Trustee receives an annual fee of $14,000 for their services as an Independent Trustee of the Trust. As Vice-Chairperson of the Trust’s Board of Trustees, Sharon Reier receives an additional annual fee of $2,500. Each member of the Audit Committee receives an additional $1,000 annual fee and Susan Hickey, Chairperson of the Audit Committee, receives an additional annual fee of $500. The Independent Trustees are also entitled to receive reimbursement of “coach” travel expenses to attend Board Meetings. The Trustees and Officers of the Trust, who are officers and owners of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund’s Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.

6)	OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“UFS”)

As of April 7, 2025, UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. During the year ended December 31, 2025, the UFS earned total fees of $156,438 for administration and fund accounting services, and $209,338 for transfer agent services for the New Alternatives Fund.

The Bank of New York Mellon (“BNY Mellon”)

Prior to April 7, 2025, BNY Mellon provided administration, fund accounting, transfer agent services and was the custodian of the Fund. During the period ended April 4, 2025, BNY Mellon earned total fees of $97,810 for administration and fund accounting services, and $189,036 for transfer agent services for the New Alternatives Fund.

Blu Giant, LLC (“Blu Giant”)

As of April 7, 2025, Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

7)	PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2025, the aggregate cost of securities purchased totaled $10,199,271. Net realized gains (losses) were computed on a specific lot basis. The proceeds received on sales of securities for the year ended December 31, 2025, was $51,555,824.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

8)	FEDERAL INCOME TAX INFORMATION

At December 31, 2025 the federal tax basis cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
New Alternatives Fund	$202,423,544	$87,670,685	$(28,320,304)	$59,350,381

The tax character of fund distributions paid for the years ended December 31, 2025 and December 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Ordinary Income	$3,110,576	$4,881,557
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$3,110,576	$4,881,557

As of December 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Losses)
$385,715	$—	$—	$(2,892,576)	$—	$59,365,208	$56,858,347

The difference between book basis and tax basis accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the book/tax basis treatment of the expiration of rights. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $14,827.

At December 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$2,892,576	$2,892,576	$—

Permanent book and tax differences, primarily attributable to tax adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2025, as follows:

Paid In	Total Distributable
Capital	Earnings
$(1,553,421)	$1,553,421

9)	RISKS

Foreign Securities – Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

Cash and Foreign Currency Concentration – Cash and foreign currency consists of cash and foreign currency on deposit with financial institutions. Cash held in banks periodically exceeds the Federal Deposit Insurance Corporation’s (“FDIC”) insurance coverage of $250,000, and as a result, there is a concentration of credit risk related to amounts in excess of the FDIC insurance coverage.

NEW ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025

Concentration – Under normal market conditions, at least 25% of the Fund’s total asset will be invested in equity securities of companies in the Alternative Energy industry. A downturn in this group of industries would have a larger impact on the Fund than on a fund that does not concentrate its investments. As of December 31, 2025 the Fund had 35.2% of its net assets invested in Alternative Energy companies.

10)	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of New Alternatives Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of New Alternatives Fund (the “Fund”) as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended December 31, 2022 and prior, were audited by other auditors whose report dated February 27,2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and other institutions. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

New Alternatives Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (800) 423-8383 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Alternatives Fund

By	/s/ Murray D. Rosenblith
Murray D. Rosenblith
President, CEO and Principal Executive Officer
Date: 2/23/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Murray D. Rosenblith
Murray D. Rosenblith
President, CEO and Principal Executive Officer
Date: 2/23/2026

By	/s/ Kathleen DonAngelo
Kathleen DonAngelo
Treasurer and Principal Financial Officer
Date: 2/23/2026